Finance cost (Schedule of finance costs) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Interest on long-term debt	$ 91,921	$ 52,426
Unwinding of discount on provisions	36,243	39,619
Other charges	19,007	23,824
Finance costs	$ 147,171	$ 115,869